Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss from continuing operations	$ (17,562)	$ (7,093)	$ (2,999)
Adjustments required to reconcile net loss to net cash used in continuing operating activities:
Stock-based compensation related to options and shares issued to employees and others	951	1,933	3,419
Loss (gain) on sale of property and equipment	(295)	24	(3)
Amortization of intangible assets	211	507	575
Depreciation	1,537	1,679	1,553
Changes in operating assets and liabilities:
Accrued severance pay, net	1,132	657	111
Accrued interest and linkage differences	(258)	(370)	164
Decrease in deferred tax liability	(12)	(19)	(36)
Linkage differences on receivable from sale of operation		(68)
Decrease (increase) in trade receivables	3,524	(6,392)	1,484
Increase in allowance for doubtful accounts	319	28	29
Decrease (increase) in other receivables and prepaid expenses	(2,692)	(452)	892
Decrease (increase) in inventories	1,224	219	(2,377)
Increase (decrease) in trade payables	1,782	2,159	(2,704)
Increase (decrease) in other current liabilities	5,640	(3,693)	(7,020)
Net cash used in continuing operating activities	(4,499)	(10,881)	(6,912)
Cash flows from investing activities
Acquisition of business operation (Supplement C)	(100)	(400)
Purchase of property and equipment	(1,043)	(1,191)	(2,346)
Payment of contingent consideration in connection with the purchase of a subsidiary			(186)
Purchase of short term investments	(10,403)	(14,697)	(5,230)
Investment in restricted deposit for employees benefit	(3,891)
Proceeds from maturity or sale of short term investments	17,712	7,420	2,013
Proceeds from sale of fixed assets	299	93	20
Net cash provided by (used in) continuing investing activities	2,574	(8,775)	(5,729)
Cash flows from financing activities
Increase (decrease) in short-term bank credit, net	1,700	(1,510)	(311)
Proceeds from long-term bank loans	390	2,814	4,650
Repayment of long-term bank loans	(3,496)	(2,146)	(1,031)
Proceeds from issuance of shares, net of issuance expenses		16,619
Payments to acquire treasury shares		(864)	(1,136)
Proceeds from exercise of options and warrants	12	208	80
Net cash provided by (used in) continuing financing activities	(1,394)	15,121	2,252
Cash flows from discontinued operations
Net cash used in discontinued operating activities	(150)	(539)	(3,305)
Net cash provided by discontinued investing activities		2,404	2,300
Total net cash provided by (used in) discontinued activities	(150)	1,865	(1,005)
Effect of exchange rate changes on cash and cash equivalents	256	(222)	(81)
Decrease in cash and cash equivalents	(3,213)	(2,892)	(11,475)
Cash and cash equivalents at the beginning of the year	12,517	15,409	26,884
Cash and cash equivalents at the end of the year	9,304	12,517	15,409
Supplementary cash flows activities:
Interest paid	329	324	136
Income taxes paid		237	167
Non-cash transactions:
Other liabilities	(14)	116
Receivables related to sale of operation			2,336
Acquisition of business operations:
Working capital surplus	9	(89)
Property and equipment		(15)
Goodwill		(485)
Customer relationships		(102)
Brand		(28)
Technology	(256)	(43)
Total assets acquired and liabilities assumed of the business at date of acquisition	(247)	(762)
Issuance of shares in consideration for the acquisition	147	362
Cash paid for acquisition	$ (100)	$ (400)